Debt and Capital Structure - Schedule Remaining Principal Amounts of U.S. Dollar Denominated Unsecured Notes (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Total debt principal			$ 7,400
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 8,537		$ 12,113
Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 4,827	$ 6,537	7,385	9,363
3.80% due September 15, 2023 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	3.80%	3.80%
Total debt principal	$ 0	$ 0	115	146
4.00% due April 15, 2024 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.00%	4.00%
Total debt principal	$ 0	$ 0	269	341
5.38% due July 15, 2025 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.38%	5.38%
Total debt principal	$ 133	$ 181	666	844
4.25% due April 15, 2027 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.25%	4.25%
Total debt principal	$ 373	$ 505	962	1,220
4.40% due April 15, 2029 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.40%	4.40%
Total debt principal	$ 240	$ 324	750	951
2.65% due January 15, 2032 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	2.65%	2.65%
Total debt principal	$ 500	$ 677	500	634
5.25% due June 15, 2037 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.25%	5.25%
Total debt principal	$ 583	$ 790	583	739
6.80% due September 15, 2037 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	6.80%	6.80%
Total debt principal	$ 387	$ 524	387	490
6.75% due November 15, 2039 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	6.75%	6.75%
Total debt principal	$ 935	$ 1,267	1,390	1,763
4.45% due September 15, 2042 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.45%	4.45%
Total debt principal	$ 97	$ 131	155	197
5.20% due September 15, 2043 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.20%	5.20%
Total debt principal	$ 29	$ 39	58	73
5.40% due June 15, 2047 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.40%	5.40%
Total debt principal	$ 800	$ 1,083	800	1,014
3.75% due February 15, 2052 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	3.75%	3.75%
Total debt principal	$ 750	$ 1,016	$ 750	$ 951